NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
NET LOSS PER SHARE

Note 14. Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share (in thousands except share and per share data):

	Year ended December 31,
	2022	2021
Numerator:
Net loss	$(14,407)	$(16,052)
Denominator:
Weighted-average shares of common stock outstanding used to compute net loss per share, basic and diluted	10,423,934	5,651,101
Net loss per share, basic and diluted:	$(1.38)	$(2.84)

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share is the same. Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2022	2021
Series A-1 redeemable convertible preferred stock	1,815,484	3,583,743
Series A-2 redeemable convertible preferred stock	308,602	1,194,403
Series A-3 redeemable convertible preferred stock	191,493	1,234,382
Series A-4 redeemable convertible preferred stock	—	956,297
Series A-5 redeemable convertible preferred stock	—	114,573
Series A-6 redeemable convertible preferred stock	—	1,779,996
Series B-1 redeemable convertible preferred stock	58,220	775,744
Series B-2 redeemable convertible preferred stock	3,497,953	5,898,990
Series C-1 redeemable convertible preferred stock	848,856	—
Series C-2 redeemable convertible preferred stock	661,282	—
Warrants to purchase redeemable convertible preferred stock	1,510,138	—
Stock options, issued and outstanding	2,847,484	4,748,713
Total	11,739,512	20,286,841